UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               --------------
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     University of Notre Dame du Lac
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Address:  Investment Office
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          Eddy Street Commons at Notre Dame
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          1251 N. Eddy Street, Suite 400
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          South Bend, IN 46617-1403
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Form 13F File Number:     28-13336
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The  institutional  investment manager filing this report and the person by whom it  is  signed hereby represent that the person signing the report is authorized to  submit  it,  that  all  information  contained  herein  is true, correct and complete,  and  that  it  is  understood  that  all  required items, statements, schedules,  lists,  and  tables,  are  considered  integral  parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott C. Malpass
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Title:     Vice President and Chief Investment Officer
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Phone:     (574) 631-6593
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Signature, Place, and Date of Signing:

 /s/ Scott C. Malpass     South Bend, Indiana     Aug. 2, 2010
 --------------------     -------------------     ------------
    [Signature]              [City, State]            [Date]

Report Type (Check only one.):
------------------------------
[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other  reporting  manager(s).)

List of other Managers Reporting for this Manager:  NONE


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                             FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        3
                                           -----
Form 13F Information Table Value Total: $159,490
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                                      (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

FORM 13F INFORMATION TABLE

Column 1             Column 2          Column 3    Column 4           Column 5         Column 6    Column 7         Column 8
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                                                    Value    Shrs or Prn   Sh/  Put/   Investment   Other       Voting Authority
Name of Issuer      Title of Class     CUSIP      (X$1000)     Amt         Prn  Call   Discretion   Managers
                                                                                                                Sole  Shared  None
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

SPDR Gold Trust       GOLD SHS        78463V107    62,622      514,647     SH           Sole                   514,647
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VANGUARD INTL         ALLWRLD
EQUITY INDEX F        EX US           922042775    42,373    1,104,035     SH           Sole                 1,104,035
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                      STK MRK
VANGUARD INDEX FDS    ETF             922908769    54,495    1,036,810     SH           Sole                 1,036,810
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